18. Borrowings and financing (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowing costs	R$ (9)	R$ (82)
Borrowings and financing, total	9,140	14,108
Borrowings and financing, current liabilities	2,309	3,488
Borrowings and financing, non-current liabilities	6,842	10,706
14th Issue of Debentures - CBD [member]
Disclosure of detailed information about borrowings [line items]
Issue amount	1,080
Outstanding debentures	R$ 1,080,000
Issue date	Apr. 17, 2017
Maturity date	Apr. 13, 2020
Borrowings and financing, total		1,091
15th Issue of Debentures - CBD [member]
Disclosure of detailed information about borrowings [line items]
Issue amount	800
Outstanding debentures	R$ 800,000
Issue date	Jan. 17, 2018
Maturity date	Jan. 15, 2021
Financial charges	150.00% of CDI
Unit price	R$ 564
Borrowings and financing, total	451	821
16th Issue Of Debentures - CBD (1st series) [member]
Disclosure of detailed information about borrowings [line items]
Issue amount	700
Outstanding debentures	R$ 700,000
Issue date	Sep. 11, 2018
Maturity date	Sep. 10, 2021
Financial charges	162.71% of CDI
Unit price	R$ 1,015
Borrowings and financing, total	711	712
16th Issue Of Debentures - CBD (2st series) [member]
Disclosure of detailed information about borrowings [line items]
Issue amount	500
Outstanding debentures	R$ 500,000
Issue date	Sep. 11, 2018
Maturity date	Sep. 12, 2022
Financial charges	163.56% of CDI
Unit price	R$ 1,042
Borrowings and financing, total	521	508
17th Issue of Debentures - CBD [member]
Disclosure of detailed information about borrowings [line items]
Issue amount	2,000
Outstanding debentures	R$ 2,000,000
Issue date	Jan. 06, 2020
Maturity date	Jan. 06, 2023
Financial charges	CDI + 1.45% per year
Unit price	R$ 1,017
Borrowings and financing, total	2,033
4th Issue Of Promissory Notes - CBD [member]
Disclosure of detailed information about borrowings [line items]
Issue amount	800
Outstanding debentures	R$ 800
Issue date	Jan. 10, 2019
Maturity date	Jan. 09, 2022
Financial charges	163.13% of CDI
Unit price	R$ 1,113,594
Borrowings and financing, total	891	849
1st Issue of Promissory Notes - Sendas (1st Series) [member]
Disclosure of detailed information about borrowings [line items]
Issue amount	50
Outstanding debentures	R$ 1
Issue date	Jul. 04, 2019
Maturity date	Jul. 03, 2020
Financial charges	CDI + 0.72% per year
Borrowings and financing, total		52
1st Issue of Promissory Notes - Sendas (2nd Series) [member]
Disclosure of detailed information about borrowings [line items]
Issue amount	50
Outstanding debentures	R$ 1
Issue date	Jul. 04, 2019
Maturity date	Jul. 05, 2021
Financial charges	CDI + 0.72% per year
Borrowings and financing, total		52
1st Issue of Promissory Notes - Sendas (3nd Series) [member]
Disclosure of detailed information about borrowings [line items]
Issue amount	50
Outstanding debentures	R$ 1
Issue date	Jul. 04, 2019
Maturity date	Jul. 04, 2022
Financial charges	CDI + 0.72% per year
Borrowings and financing, total		52
1st Issue of Promissory Notes - Sendas (4nd Series) [member]
Disclosure of detailed information about borrowings [line items]
Issue amount	250
Outstanding debentures	R$ 5
Issue date	Jul. 04, 2019
Maturity date	Jul. 04, 2023
Financial charges	CDI + 0.72% per year
Borrowings and financing, total		258
1st Issue of Promissory Notes - Sendas (5nd Series) [member]
Disclosure of detailed information about borrowings [line items]
Issue amount	200
Outstanding debentures	R$ 4
Issue date	Jul. 04, 2019
Maturity date	Jul. 04, 2024
Financial charges	CDI + 0.72% per year
Borrowings and financing, total		206
1st Issue of Promissory Notes - Sendas (6nd Series) [member]
Disclosure of detailed information about borrowings [line items]
Issue amount	200
Outstanding debentures	R$ 4
Issue date	Jul. 04, 2019
Maturity date	Jul. 04, 2025
Financial charges	CDI + 0.72% per year
Borrowings and financing, total		206
1st Issue Of Debentures - Sendas (1st series) [member]
Disclosure of detailed information about borrowings [line items]
Issue amount	2,000
Outstanding debentures	R$ 2,000,000
Issue date	Sep. 04, 2019
Maturity date	Aug. 20, 2020
Borrowings and financing, total		1,001
1st Issue Of Debentures - Sendas (2nd series) [member]
Disclosure of detailed information about borrowings [line items]
Issue amount	2,000
Outstanding debentures	R$ 2,000,000
Issue date	Sep. 04, 2019
Maturity date	Aug. 20, 2021
Financial charges	CDI + 1.74% per year
Borrowings and financing, total		2,044
1st Issue Of Debentures - Sendas (3nd series) [member]
Disclosure of detailed information about borrowings [line items]
Issue amount	2,000
Outstanding debentures	R$ 2,000,000
Issue date	Sep. 04, 2019
Maturity date	Aug. 20, 2022
Financial charges	CDI + 1.95% per year
Borrowings and financing, total		2,046
1st Issue Of Debentures - Sendas (4nd serie) [Member]
Disclosure of detailed information about borrowings [line items]
Issue amount	2,000
Outstanding debentures	R$ 2,000,000
Issue date	Sep. 04, 2019
Maturity date	Aug. 20, 2023
Financial charges	CDI + 2.20% per year
Borrowings and financing, total		R$ 2,047